Investments	12 Months Ended
Jun. 30, 2024
Investments [Abstract]
Investments

12. Investments

a) Changes in investments

	2023	Share of profit of a joint venture	Effect from conversion	2024
Cresca	1,335	(58)	201	1,478
Agrofy	1,256	-	-	1,256
	2,591	(58)	201	2,734

	2022	Capital increase	Share of profit of a joint venture	Effect from conversion	2023
Cresca	1,521	-	(70)	(116)	1,335
Agrofy	6,121	(4,865)	-	-	1,256
	7,642	(4,865)	(70)	(116)	2,591

b) Interest in Joint Venture

Cresca’s summarized financial information, based on the financial statements prepared in accordance with IFRS Accounting Standards as of and for years ended June 30, 2024 and 2023, and the reconciliation with the book value of the investment in the consolidated financial statements are presented below at the fair value adjustment on the acquisition date:

	2024	2023
Assets	3,230	2,901
Current	3,186	2,863
Cash and cash equivalents	139	121
Accounts receivable, inventories and other receivables	3,047	2,742
Noncurrent	44	38
Other noncurrent	44	38

Liabilities	273	231
Current	273	231
Trade payables, taxes and loans	273	231
Total net assets	2,957	2,670
Company’s interest – 50%	50%	50%
Company’s interest in net assets at estimated fair value	1,478	1,335